KKR Income Opportunities Fund			July 31, 2020
Schedule of Investments			(Unaudited)

		Par†	Value
LEVERAGED LOANS - 82.3%
Aerospace & Defense - 7.1%
EaglePicher Technologies, LLC, TL 2L 02/18
7.411% (1 Month US LIBOR + 7.250%), 03/08/2026 (a)		1,838,910	1,714,012
Sequa Corp., TL 1L B 11/17
6.000% (3 Month US LIBOR + 5.000%), 11/28/2021 (a)		5,855,715	5,558,040
Sequa Corp., TL 2L 04/17
11.250% (US LIBOR + 9.000%), 04/28/2022 (a)		17,149,877	13,183,968
			20,456,020
Auto Components - 1.0%
Innovative XCessories & Services LLC, TL 1L 02/20
6.000% (3 Month US LIBOR+ 5.000%), 03/05/2027 (a)		3,010,305	2,886,145

Building Products - 1.2%
MI Windows and Doors, Inc., TL 1L 10/19
6.500% (3 Month US LIBOR + 5.500%), 11/06/2026 (a)		3,466,737	3,475,404

Chemicals - 2.6%
Allnex USA, Inc., TL 1L B2 04/16
4.000% (3 Month US LIBOR + 3.250%), 09/13/2023 (a)(b)		61,881	59,416
Allnex USA, Inc., TL 1L B3 02/17
4.000% (3 Month US LIBOR + 3.250%), 09/13/2023 (a)(b)		46,622	44,764
Emerald Performance Materials, LLC, TL 2L 07/14
8.750% (1 Month US LIBOR + 7.750%), 08/01/2022 (a)		1,801,457	1,788,702
Invictus, TL 2L 01/18
6.911% (1 Month US LIBOR + 6.750%), 03/30/2026 (a)		536,695	434,052
New Arclin US Holding Corp., TL 2L 02/17
9.750% (1 Month US LIBOR + 8.750%), 02/14/2025 (a)		282,363	241,420
Vantage Specialty Chemicals, Inc., TL 1L B 10/17
4.500% (6 Month US LIBOR + 3.500%), 10/26/2024 (a)		2,879,111	2,545,451
Vantage Specialty Chemicals, Inc., TL 2L 10/17
9.250% (6 Month US LIBOR + 8.250%), 10/27/2025 (a)		3,177,420	2,335,404
			7,449,209
Commercial Services & Supplies - 4.7%
Access CIG, LLC, TL 2L 02/18
7.911% (1 Month US LIBOR + 7.750%), 02/27/2026 (a)		1,292,375	1,176,061
Advantage Sales & Marketing, Inc., TL 1L B 06/14
4.250% (3 Month US LIBOR + 3.250%), 07/23/2021 (a)		5,399,159	5,141,025
Advantage Sales & Marketing, Inc., TL 2L 06/14
7.500% (3 Month US LIBOR + 6.500%), 07/25/2022 (a)		2,795,532	2,401,250
ASP Acuren Merger Sub Incm TL 1L B 01/20
4.558%, (3 Month US LIBOR + 4.250%), 01/23/2027 (a)		566,520	562,271
Monitronics International, Inc., TL 1L EXIT 08/19
7.750% (1 Month US LIBOR + 6.500%), 03/29/2024 (a)		5,605,483	4,351,257
			13,631,864
Construction & Engineering - 4.7%
Brand Energy & Infrastructure Services, Inc., TL 1L 05/17
5.250% (3 Month US LIBOR + 4.250%), 06/21/2024 (a)		5,038,560	4,616,077
Total Safety US, Inc., TL 1L B 07/19
7.000% ( 3 Month US LIBOR + 6.000%), 08/16/2025 (a)		4,373,657	4,056,567
Yak Access, LLC, TL 1L B 05/18
5.308% (3 Month US LIBOR + 5.000%), 07/11/2025 (a)		5,955,165	4,898,123
			13,570,767
Construction Materials - 0.6%
Quimper AB, TL 2L 02/19
8.250% (6 Month EURIBOR + 8.250%), 02/15/2026 (a)(b)	EUR	1,464,440	1,658,197

Distributors - 2.8%
Distribution International, Inc., TL 1L 06/19
6.750% (3 Month US LIBOR + 5.750%), 12/15/2023 (a)		9,494,269	7,975,186

Diversified Consumer Services - 1.6%
Airbnb, Inc., TL 1L 03/20
8.500% (3 Month US LIBOR + 7.500%), 04/17/2025 (a)		976,740	1,034,124
Jostens, Inc., TL 1L 12/18
6.572% (6 Month US LIBOR + 5.500%), 12/19/2025 (a)		2,236,122	2,169,396
Learning Care Group Inc. TL 1LB 05/20
8.860% (1 Month US LIBOR + 8.500%), 03/13/2025 (a)		1,294,810	1,306,677
			4,510,197

Diversified Telecommunication Services - 0.4%
Peak 10 Holding Corp., TL 1L 07/17
3.808% (3 Month US LIBOR + 3.500%), 08/01/2024 (a)		1,257,508	1,026,441

Electronic Equipment, Instruments & Components - 3.8%
Excelitas Technologies Corp., TL 2L 10/17
8.500% (3 Month US LIBOR + 7.500%), 12/01/2025 (a)		11,291,720	10,916,270
Laird PLC, TL 1L B 04/18
4.661% (1 Month US LIBOR + 4.500%), 07/09/2025 (a)(b)		30,149	27,587
			10,943,857
Energy Equipment & Services - 0.1%
ChampionX Corp., TL 1L B 05/20
6.000%, (6 Month US LIBOR + 5.000%), 06/03/2027 (a)		363,370	359,282

Food & Staples Retailing - 1.3%
Froneri Ltd., TL 2L 01/20 USD
5.928% (1 Month US LIBOR + 5.750%), 01/31/2028 (a)		555,410	543,838
Froneri Ltd., TL 2L 01/20
5.750% (6 Month EURIBOR + 5.750%), 01/31/2028 (a)(b)	EUR	325,340	381,607
Smart & Final Stores, LLC, TL 1L B 05/19
6.911% (1 Month US LIBOR + 6.750%), 06/20/2025 (a)		2,823,375	2,823,375
			3,748,820
Food Products - 1.9%
CSM Bakery Products, TL 1L B 07/13
7.250% (3 Month US LIBOR + 6.250%), 01/04/2022 (a)		4,539,483	4,241,580
CSM Bakery Products, TL 2L 07/13
11.000% (3 Month US LIBOR + 10.000%), 02/04/2022 (a)		1,152,038	942,753
CTI Foods Holding Co LLC, TL 1L 05/19 (Exit TL)
8.770% (3 Month US LIBOR + 7.250%), 05/03/2024 (a)(c)(d)(e)(h)		484,884	390,918
			5,575,251
Health Care Providers & Services - 1.5%
Affordable Care Inc., TL 1L 10/15
5.750% (3 Month US LIBOR + 4.750%), 10/24/2022 (a)		4,092,236	3,683,012
Paradigm Acquistion Corp., TL 2L 10/18 LC
7.808% (3 Month US LIBOR + 7.500%), 10/26/2026 (a)		555,010	491,184
US Anesthesia Partners, Inc., TL 1L B 01/18
4.000% (3 Month US LIBOR + 3.000%), 06/23/2024 (a)		215,894	201,254
			4,375,450
Hotels, Restaurants & Leisure - 9.1%
Aimbridge Acquisition Co Inc., TL 1L B 10/19
3.917% (1 Month US LIBOR + 3.750%), 02/02/2026 (a)		4,932,485	4,254,268
B&B Hotels SAS, TL 1L B3A 01/20
3.875% (3 Month EURIBOR + 3.875%), 07/31/2026 (a)(b)	EUR	2,429,390	2,464,646
ClubCorp Club Operations, Inc., TL 1L B 08/17
3.058% (3 Month US LIBOR + 2.750%), 09/18/2024 (a)		6,173,193	5,350,954
Diamond Resorts International, Inc., TL 1L B 06/18
4.750% (1 Month US LIBOR + 3.750%), 09/02/2023 (a)		7,589,220	6,671,835
Life Time Fitness, Inc., TL B 1L 01/17
3.750% (6 Month US LIBOR + 2.750%), 06/10/2022 (a)		4,555,092	4,130,467
Piolin BidCo SAU, TL 1L B 05/20
7.500% (3 Month EURIBOR + 7.500%), 09/16/2026 (a)(b)	EUR	2,682,184	3,033,108
United PF Holdings LLC, TL 1L 06/20
9.500% (3 Month US LIBOR + 8.500%), 12/30/2026 (a)		497,390	492,416
			26,397,694
Household Products - 1.9%
Steinhoff, TL 1L 07/19 (SFH Super Senior)
10.000%, 12/31/2021 (b)(h)	EUR	180,330	209,765
Steinhoff, TL 1L 08/19 (SFH A1)
0.000%, 12/31/2021 (b)(g)(h)	EUR	7,973,299	5,236,137
			5,445,902
Industrial Conglomerate - 1.3%
Unifrax I LLC / Unifrax Holding Co., TL 1L B 10/18 USD
4.000% (3 Month US LIBOR + 3.750%), 12/12/2025 (a)		4,229,684	3,630,930
Unifrax I LLC / Unifrax Holding Co., TL 1L B 11/18 EUR
3.750% (3 Month EURIBOR + 3.750%), 12/12/2025 (a)(b)	EUR	191,310	192,565
			3,823,495
IT Services - 2.6%
PSAV, Inc., TL 2L 02/18
8.250% (3 Month US LIBOR + 7.250%), 09/01/2025 (a)		2,530,890	695,995
Sutherland Global Services, Inc., TL 1L 10/14 _US Borrower
6.375% (3 Month US LIBOR + 5.000%), 04/23/2021 (a)		6,482,290	5,563,976
Sutherland Global Services, Inc., TL 1L 10/14_Cayman Borrower
6.375% (3 MonthUS LIBOR + 5.000%), 04/23/2021 (a)		1,508,930	1,295,168
			7,555,139
Leisure Products - 1.0%
Camping World Good Sam, TL 1L B 03/18
3.500% (1 Month US LIBOR + 2.750%), 11/08/2023 (a)		2,928,881	2,776,726

Life Sciences Tools & Services - 1.0%
Albany Molecular Research, Inc., TL 2L 07/17
8.000% (3 Month US LIBOR + 7.000%), 08/30/2025 (a)		2,174,190	2,095,919
BioClinica-Synowledge Holdings, TL 1L 10/16
5.000% (1 Month US LIBOR + 4.000%), 10/20/2023 (a)		701,898	659,345
			2,755,264
Machinery - 5.4%
Accuride Corp., TL 1L B 10/17
6.250% (3 Month US LIBOR + 5.250%), 11/17/2023 (a)		3,543,372	2,409,493
CPM Holdings, Inc., TL 2L 10/18
8.452% ( 1 Month US LIBOR + 8.250%), 11/16/2026 (a)		1,655,830	1,438,502
Utility One Source LP, TL 1L B 02/20
4.426% (1 Month US LIBOR + 4.250%), 04/18/2025 (a)		4,038,777	4,011,010
Welbilt, Inc. (Manitowoc Foodservice Inc), TL 1L B 10/18
2.661% (1 Month US LIBOR + 2.500%), 10/23/2025 (a)		641,140	564,203
WireCo WorldGroup, Inc., TL 1L 07/16
6.072% (6 Month US LIBOR + 5.000%), 09/29/2023 (a)		3,260,652	2,773,071
WireCo WorldGroup, Inc., TL 2L 07/16
10.072% (6 Month US LIBOR + 9.000%), 09/30/2024 (a)		5,918,991	4,528,029
			15,724,308
Media - 2.5%
Emerald Expositions Holding, Inc., TL 1L B 11/17
2.911% (1 Month US LIBOR + 2.750%), 05/22/2024 (a)		123,378	112,274
NEP Broadcasting, LLC, TL 1L B 09/18 EUR
3.500% (3 Month EURIBOR + 3.500%), 10/20/2025 (a)(b)	EUR	628,525	621,913
NEP Broadcasting, LLC, TL 1L B 09/18
3.411% (1 Month US LIBOR + 3.250%), 10/20/2025 (a)		1,797,183	1,500,648
NEP Broadcasting, LLC, TL 1L 05/20
9.250% (1 Month US LIBOR + 8.250%), 06/01/2025 (a)(d)(e)		1,299,830	1,217,551
NEP Broadcasting, LLC, TL 1L 05/20 DD
0.000%, 06/01/2025 (a)(d)(e)		324,958	(20,570)
NEP Broadcasting, LLC, TL 2L 09/18
7.161% (1 Month US LIBOR + 7.000%), 10/19/2026 (a)		5,063,000	3,822,565
			7,254,381
Metals & Mining - 1.5%
Foresight Energy LLC, TL 1L A 06/20 (Exit)
9.500%, (1 Month US LIBOR +8.000%), 06/30/2027 (a)(c)(d)(e)		2,686,340	2,686,340
Foresight Energy LLC, TL 1L B 06/20 (Exit)
9.500%, (3 Month US LIBOR + 8.000%), 06/30/2027 (a)(c)(d)(e)(h)		1,353,530	1,659,101
			4,345,441
Multiline Retail - 1.6%
Belk, Inc., TL 1L B 10/19
7.750% (6 Month US LIBOR + 6.750%), 07/31/2025 (a)		10,404,363	4,538,903

Personal Products - 0.7%
Coty Inc., TL 1L A 04/18
1.916% (1 Month US LIBOR + 1.500%), 04/05/2023 (a)		615,925	560,492
Coty Inc., TL 1L B 03/18
2.500% (3 Month EURIBOR + 2.500%), 04/05/2025 (a)	EUR	191,122	198,492
Coty Inc., TL 1L B 04/18
2.416% (3 Month US LIBOR + 2.250%), 04/07/2025 (a)		1,484,513	1,287,815
			2,046,799
Professional Services - 0.7%
SIRVA Worldwide, Inc., TL 1L 07/18
5.712% (3 Month US LIBOR + 5.500%), 08/04/2025 (a)		1,941,591	1,446,486
SIRVA Worldwide, Inc., TL 2L 07/18
9.810% (3 Month US LIBOR + 9.500%), 08/03/2026 (a)		1,149,740	724,336
			2,170,822
Road & Rail - 2.7%
Kenan Advantage Group, Inc., TL 1L B1 07/15
4.000% (1 Month US LIBOR + 3.000%), 07/31/2022 (a)		3,257,507	3,029,482
Kenan Advantage Group, Inc., TL 1L B2 07/15 Canadian Borrower
4.000% (1 month US LIBOR + 3.000%), 07/31/2022 (a)		767,541	713,813
Transplace, TL 2L 09/17
9.822% (6 Month US LIBOR + 8.750%), 10/06/2025 (a)		4,532,039	3,942,874
			7,686,169
Software - 11.7%
Applied Systems, Inc., TL 2L 09/17
8.000% (3 Month US LIBOR + 7.000%), 09/19/2025 (a)		11,093,946	11,236,059
Gigamon, Inc., TL 1L 11/17
5.250% (6 Month US LIBOR + 4.500%), 12/27/2024 (a)		3,107,141	3,060,534
Misys Ltd., TL 1L 04/17
4.500% (6 Month US LIBOR + 3.500%), 06/13/2024 (a)		3,840,580	3,565,864
Misys Ltd., TL 2L 04/17 USD
8.250% (6 Month US LIBOR + 7.250%), 06/13/2025 (a)		5,337,894	4,920,871
Syncsort, Inc., TL 1L B 10/19
7.000% (1 Month US LIBOR + 6.000%), 08/16/2024 (a)		1,519,526	1,487,951
Syncsort, Inc., TL 1L B 11/18
6.613% (1 Month US LIBOR + 6.250%), 08/16/2024 (a)		938,081	913,104

TIBCO Software Inc, TL 2L 02/20
7.430% (1 Month US LIBOR + 7.750%), 03/03/2028 (a)	4,657,830	4,494,806
Vertafore Inc., TL 2L 07/18
7.411% (1 Month US LIBOR + 7.250%), 07/02/2026 (a)(c)(d)	4,246,089	4,213,500
		33,892,689
Specialty Retail - 1.7%
Jo-Ann Stores, Inc., TL 1L B 10/16
6.000% (6 Month US LIBOR + 5.000%), 10/20/2023 (a)	2,572,359	1,915,700
Talbots, Inc., TL 1L B 11/18
8.000% (3 Month US LIBOR + 7.000%), 11/28/2023 (a)	3,917,059	3,172,818
		5,088,518
Technology Hardware, Storage & Peripherals - 0.6%
Electronics For Imaging, Inc., TL 1L 06/19
5.161% (1 Month US LIBOR + 5.000%), 07/23/2026 (a)	2,271,931	1,743,707

Textiles, Apparel & Luxury Goods - 0.3%
Varsity Brands Holding Co, Inc., TL 1L 11/17
4.500% (1 Month US LIBOR + 3.500%), 12/16/2024 (a)	1,141,400	926,115

Transportation Infrastructure - 0.7%
Direct ChassisLink, Inc., TL 2L 04/19
8.518% (3 Month US LIBOR + 8.250%), 04/10/2026 (a)	2,355,220	2,025,489

TOTAL LEVERAGED LOANS (amortized cost $265,526,975)		237,839,651

HIGH YIELD SECURITIES - 70.6%
Aerospace & Defense - 1.0%
TransDigm, Inc.
6.500%, 07/15/2024	2,531,000	2,543,756
8.000%, 12/15/2025 (f)	354,000	385,329
		2,929,085
Auto Components - 0.6%
BBB Industries, LLC
9.250%, 08/01/2025 (f)	1,887,000	1,806,802

Building Products - 3.8%
Ply Gem Holdings, Inc.
8.000%, 04/15/2026 (f)	4,980,000	5,132,363
SRS Distribution, Inc.
8.250%, 07/01/2026 (f)	5,596,000	5,839,762
		10,972,125
Chemicals - 0.8%
Consolidated Energy Finance SA
6.500%, 05/15/2026 (b)(f)	869,000	788,453
Cornerstone Chemical Co.
6.750%, 08/15/2024 (f)	1,250,000	1,154,556
WR Grace & Co-Conn
4.875%, 06/15/2027 (f)	338,000	360,803
		2,303,812
Commercial Services & Supplies - 4.6%
Iron Mountain, Inc.
5.250%, 07/15/2030 (f)	1,097,000	1,152,536
5.625%, 07/15/2032 (f)	366,000	393,492
Multi-Color Corp
6.750%, 07/15/2026 (f)	1,921,000	2,079,185
10.500%, 07/15/2027 (f)	4,136,000	4,526,356
Vivint, Inc.
7.875%, 12/01/2022	2,475,000	2,501,272
7.625%, 09/01/2023	2,758,000	2,650,838
		13,303,679
Construction & Engineering - 3.5%
Maxim Crane Works LP / Maxim Finance Corp.
10.125%, 08/01/2024 (f)	8,154,000	8,001,969
thyssenkrupp Elevator AG
5.250%, 07/15/2027 (b)(f)	1,901,000	2,019,813
		10,021,782
Construction Materials - 4.7%
Cemex Materials, LLC
7.700%, 07/21/2025 (f)	12,842,000	13,707,278

Containers & Packaging - 0.9%
Plastipak Holdings, Inc.
6.250%, 10/15/2025 (f)	2,672,000	2,677,010

Diversified Consumer Services -1.9%
Expedia Group Inc.
7.000%, 05/01/2025 (f)		1,032,000	1,118,570
6.250%, 05/01/2025 (f)		2,637,000	2,887,231
4.625%, 08/01/2027 (f)		302,000	310,732
3.800%, 02/15/2028		1,309,000	1,296,926
			5,613,459
Diversified Telecommunication Services - 0.5%
Zayo Group, LLC
6.125%, 03/01/2028 (f)		1,484,000	1,532,928

Electronic Equipment, Instruments & Components - 4.4%
CommScope, Inc.
6.000%, 06/15/2025 (f)		3,621,000	3,704,826
8.250%, 03/01/2027 (f)		8,365,000	9,031,314
			12,736,140
Energy Equipment & Services - 0.1%
Transocean Inc.
7.250%, 11/01/2025 (f)		718,000	355,410

Entertainment - 0.5%
Live Nation Entertainment, Inc.
6.500%, 05/15/2027 (f)		1,385,000	1,490,648

Health Care Equipment & Supplies - 0.8%
Ortho-Clinical Diagnostics Inc. / Ortho-Clinical Diagnostics SA
7.250%, 02/01/2028 (f)		923,000	967,419
7.375%, 06/01/2025 (f)		1,292,000	1,378,403
			2,345,822
Health Care Providers & Services - 5.5%
CHS/Community Health Systems, Inc.
8.000%, 03/15/2026 (f)		1,041,000	1,067,306
LifePoint Hospitals, Inc.
9.750%, 12/01/2026 (f)		4,133,000	4,601,496
Quorum Health Corp.
0.000%, 04/15/2023 (c)(d)(g)		3,964,000	569,409
Radiology Partners Inc.
9.250%, 02/01/2028 (f)		6,266,000	6,312,995
Team Health, Inc.
6.375%, 02/01/2025 (f)		5,271,000	3,083,535
Tenet Healthcare Corp.
4.625%, 06/15/2028 (f)		344,000	362,583
			15,997,324
Health Care Technology - 0.8%
Verscend Holding Corp.
9.750%, 08/15/2026 (f)		2,119,000	2,352,334

Hotels, Restaurants & Leisure - 17.2%
Boyd Gaming Corp
8.625%, 06/01/2025 (f)		548,000	604,789
6.375%, 04/01/2026		250,000	255,973
ClubCorp Club Operations, Inc.
8.500%, 09/15/2025 (f)		10,535,000	8,808,788
Diamond Resorts International, Inc.
7.750%, 09/01/2023 (f)		3,299,000	3,210,306
10.750%, 09/01/2024 (f)		4,446,000	3,962,031
Enterprise Development Authority/The
12.000%, 07/15/2024 (f)		6,981,000	6,920,649
Marriott International Inc
5.750%, 05/01/2025 (c)(d)		1,630,000	1,811,183
Merlin Entertainments PLC
7.000% 05/2025 (b)(f)	EUR	408,000	495,023
5.750%, 06/15/2026 (b)(f)		1,122,000	1,069,894
6.625%, 11/15/2027 (b)(f)		3,746,000	3,236,694
NCL Corp Ltd.
12.250%, 05/15/2024 (f)		3,033,000	3,304,074
Powdr Corp.
6.000%, 08/01/2025 (f)		605,000	620,881
Six Flags Entertainment Corp.
7.000%, 07/01/2025 (f)		1,606,000	1,727,100
Station Casinos, LLC
5.000%, 10/01/2025 (f)		835,000	792,728
4.500%, 02/15/2028 (f)		1,758,000	1,578,904
VICI Properties LP / VICI Note Co, Inc.
4.125%, 08/15/2030 (f)		3,231,000	3,273,811
Viking Cruises Ltd.
13.000%, 05/15/2025 (f)		4,148,000	4,530,342
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.
7.750%, 04/15/2025 (f)		3,430,000	3,607,382
			49,810,552

Insurance - 1.5%
Hub International Ltd.
7.000%, 05/01/2026 (f)		2,513,000	2,634,893
National Financial Partners Corp
7.000%, 05/15/2025 (f)		281,000	305,412
6.875%, 08/15/2028 (f)		1,511,000	1,520,444
			4,460,749
IT Services - 0.3%
Dun & Bradstreet Corp./The
10.250%, 02/15/2027 (f)		55,000	62,576
Sabre, Inc.
9.250%, 04/15/2025 (f)		779,000	859,334
			921,910
Life Sciences Tools & Services - 0.2%
PAREXEL International Corp.
6.375%, 09/01/2025 (f)		458,000	466,015

Machinery - 0.9%
Cleaver-Brooks, Inc.
7.875%, 03/01/2023 (f)		2,857,000	2,745,991

Media - 0.6%
Clear Channel International BV
6.625%, 08/01/2025 (f)		417,000	427,946
CSC Holdings, LLC
4.625%, 12/01/2030 (f)		601,000	631,942
Intelsat Jackson Holdings SA
0.000%, 08/01/2023 (b)(g)		1,208,000	759,560
			1,819,448
Oil, Gas & Consumable Fuels - 4.3%
Global Partners LP / GLP Finance Corp
7.000%, 08/01/2027		1,272,000	1,234,393
Indigo Natural Resources, LLC
6.875%, 02/15/2026 (f)		2,561,000	2,476,090
Parsley Energy, Inc.
5.375%, 01/15/2025 (f)		1,040,000	1,074,122
5.625%, 10/15/2027 (f)		656,000	688,390
PBF Holding Co. LLC / PBF Finance Corp.
6.000%, 02/15/2028 (f)		1,046,000	843,991
Plains All American Pipeline LP
3.800%, 09/15/2030		42,000	42,098
Rockies Express Pipeline LLC
3.600%, 05/15/2025 (f)		866,000	843,809
4.800%, 05/15/2030 (f)		120,000	114,674
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp
6.000%, 03/01/2027 (f)		21,000	19,131
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.
4.750%, 10/01/2023 (f)		2,349,000	2,271,213
Viper Energy Partners LP
5.375%, 11/01/2027 (f)		1,681,000	1,751,081
WPX Energy, Inc.
5.250%, 10/15/2027		1,090,000	1,076,855
			12,435,847
Road & Rail - 4.5%
Kenan Advantage Group, Inc./The
7.875%, 07/31/2023 (f)		14,441,000	13,193,947

Software - 3.1%
Solera Holdings, Inc.
10.500%, 03/01/2024 (f)		8,457,000	8,958,077

Textiles, Apparel & Luxury Goods - 2.2%
Lycra
5.375%, 05/01/2023 (b)(f)	EUR	1,117,000	868,411
7.500%, 05/01/2025 (b)(f)		6,537,000	4,608,585
Varsity Brands, Inc.
9.000% (3 Month US LIBOR + 8.000%), 12/22/2024 (a)(c)(d)(f)		957,000	911,542
			6,388,538
Trading Companies & Distributors - 1.3%
Neon Holdings, Inc.
10.125%, 04/01/2026 (f)		2,105,000	2,147,100
TruckPro LLC
11.000%, 10/15/2024 (f)		1,744,000	1,717,840
			3,864,940

TOTAL HIGH YIELD SECURITIES (amortized cost $209,495,450)			205,211,652
		Shares
COMMON STOCKS - 1.6%
Energy Equipment & Services - 0.1%
Proserv Acquisition LLC (b)(c)(d)(e)(g)		114,010	379,849

Food Products - 0.0%
CTI Foods Holding Co LLC (c)(d)(e)(g)		955	22,391

Hotels, Restaurants & Leisure - 0.8%
Six Flags Entertainment Corp.		48,180	837,850
VICI Properties, Inc.		73,140	1,587,869
			2,425,719
Metals & Mining - 0.7%
Foresight Energy LLC (c)(d)(e)(g)		171,654	1,900,210

Specialty Retail - 0.0%
Charlotte Russe, Inc. (d)(e)(g)		3,649	0

TOTAL COMMON STOCKS (cost $5,991,966)			4,728,169

PREFERRED STOCK - 0.1%
Energy Equipment & Services - 0.1%
Proserv Acquisition LLC (b)(c)(d)(e)(g)		36,249	409,050

TOTAL PREFERRED STOCK (cost $233,307)			409,050

TOTAL INVESTMENTS (amortized cost $481,247,698) (i) - 154.6%			448,188,522
LIABILITIES EXCEEDING OTHER ASSETS, NET - (54.6)%			(158,279,310)
NET ASSETS - 100.0%			$289,909,212

†	In U.S. Dollars unless otherwise indicated.
EUR	Euro
TL	Term Loan
(a)	Variable rate security, the coupon rate shown is the effective rate as of July 31, 2020.
(b)	Non-U.S. security.
(c)	Security considered restricted due to the Adviser’s knowledge of material non-public information. The total value of these securities as of July 31, 2020 was $14,953,493 and represented 5.2% of net assets.
(d)	Security considered illiquid, as defined by the Securities and Exchange Commission. The total value of these securities as of July 31, 2020 was $16,150,474 and represented 5.6% of net assets.
(e)	Value determined using significant unobservable inputs.
(f)	Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold to qualified institutional buyers in transactions exempt from registration. The total value of these securities as of July 31, 2020 was $190,469,389, which represent 65.5% of net assets.
(g)	Non-income producing security.
(h)	Represents a payment-in-kind (“PIK”) security which may pay interest/dividend in additional par/shares.
(i)	All investments are held as collateral for the Fund’s credit facility.

The following are the details of the restricted securities held by the Fund:
Issuer (1)	Par/Shares	Acquisition date(s)	Amortized Cost	Value	% of Net Assets
Charlotte Russe, Inc. Common Stock	3,649	2/2/2018	-	-	0.0%
CTI Foods Holding Co. LLC	955	05/03/19	112,798	22,391	0.0%
CTI Foods Holding Co. LLC, Common Stock	484,884	05/03/19	476,636	390,918	0.1%
Foresight Energy, LLC, Common Stock	171,654	06/30/20	1,900,210	1,900,210	0.7%
Foresight Energy, LLC	2,686,340	06/30/20	2,686,340	2,686,340	0.9%
Foresight Energy, LLC	1,353,530	06/30/20	1,653,957	1,659,101	0.6%
Marriott International, Inc.	1,630,000	4/14/20 - 05/06/20	1,684,039	1,811,183	0.6%
Proserv Acquisition LLC, Common Stock	114,010	05/08/20	1,585,844	379,849	0.1%
Proserv Acquisition LLC, Preferred Stock	36,249	05/07/18	233,307	409,050	0.2%
Quorum	3,964,000	5/17/17 - 9/11/18	3,963,581	569,409	0.2%
Varsity Brands, Inc.	957,000	06/11/20	928,778	911,542	0.3%
Vertafore, Inc.	4,246,089	12/10/19 - 5/4/20	4,269,208	4,213,500	1.5%

(1) Refer to the Schedule of Investments for more details on securities listed.

The following table represents the Fund’s investments categorized by country of risk as of July 31, 2020:

Country:	% of Net Assets
United States	144.7%
Luxembourg	2.1%
Netherlands	1.9%
Spain	1.1%
United Kingdom	2.3%
Sweden	0.6%
Switzerland	0.3%
France	0.9%
Germany	0.7%
	154.6%
Liabilities Exceeding Other Assets, Net	(54.6)%
	100.0%

The following table presents information about the Fund’s assets measured on a recurring basis as of July 31, 2020 and indicates the fair value hierarchy of the inputs utilized by the Fund to determine such fair value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Leveraged Loans		231,906,311	5,933,340	237,839,651
High Yield Securities		205,211,652		205,211,652
Preferred Stocks			409,050	409,050
Common Stocks	2,425,719		2,302,450	4,728,169
Cash equivalents	7,489,741			7,489,741
Total Investments in securities and cash equivalents	9,915,460	437,117,963	8,644,840	455,678,263

The following is a reconciliation of the investments in which significant unobservable inputs (level 3) were used in determining value.

		Leveraged Loans	Common Stocks	Preferred Stocks
Balance at October 31, 2019		$481,963	$642,741	$409,050
Purchases		6,060,401	1,900,210	-
Sales and paydowns		(532,662)	-	-
Settlements		29,260	-	-
Net change in appreciation/(depreciation)		(126,156)	(229,670)	-
Net realized gain/(loss)		20,534	(10,830)	-
Balance as of July 31, 2020		$5,933,340	$2,302,450	$409,050

Net change in appreciation/(depreciation) on investments held at July 31, 2020		$(126,156)	$(229,670)	$-

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of July 31, 2020:

Financial Asset	Fair Value	Valuation Technique(1)	Unobservable Inputs (2)	Range (Weighted Average)(3)
Leveraged Loans	$409,050	Yield Analysis	Yield	9% - 15% (10%)
			EBITDA Multiple	2.5x - 10.7x (3.9x)
			Net Leverage	0.6x - 9.1x (2.4x)
Common Stocks	$2,302,450	Market Comparables	LTM EBITDA Multiple	0.2x - 1.3x (1.2x)
			Fwd EBITDA Multiple	1.3x - 6.0x (2.3x)
			Illiquidity Discount	10% - 15% (11%)
Preferred Stocks	$5,933,340	Market Comparables	NCY Revenue	1.3x
			LTM Revenue	1.3x

(1)
For the assets that have more than one valuation technique, the Fund may rely on the techniques individually or in aggregate based on a weight ascribed to each one ranging from 0-100%. When determining the weighting ascribed to each valuation methodology, the Fund considers, among other factors, the availability of direct market comparables, the applicability of a discounted cash flow analysis and the expected hold period and manner of realization for the investment. These factors can result in different weightings among the investments and in certain instances, may result in up to a 100% weighting to a single methodology.

(2)
The significant unobservable inputs used in the fair value measurement of the Fund’s assets and liabilities may include the last twelve months (“LTM”) EBITDA multiple, weighted average cost of capital, discount margin, probability of default, loss severity and constant prepayment rate. In determining certain of these inputs, management evaluates a variety of factors including economic, industry and market trends and developments, market valuations of comparable companies, and company specific developments including potential exit strategies and realization opportunities.

(3)	Weighted average amounts are based on the estimated fair values.